Long Term Obligations (Details) - IntegenX Note (USD $)	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 IntegenX Note [Member]	Jan. 06, 2014 IntegenX Note [Member]
Long Term Obligations (Details) - IntegenX Note [Line Items]
Face value	$ 15,275,000	$ 15,275,000	$ 1,250,000	$ 1,250,000
Interest added to principal			23,611
Stated value	17,084,894	16,537,028	1,273,611	1,250,000
Debt discount, net of accumulated amortization of $6,507 and nil at March 31 and January 6, 2014, respectively	11,049,534	13,143,869	143,493	150,000
Notes payable, net of debt discount		$ 3,393,159	$ 1,130,118	$ 1,100,000